Commitments	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 10. Commitments

The Company has an arrangement with a third party whereby the third party provides the Company with office space, legal services, accounting services, fundraising and management services. During the year ended March 31, 2015, the Company incurred $200,383 of fees related to the third party. At March 31, 2015, The Company owed the third party $172,246, which is recorded in accounts payable and accrued expenses.